Segmental reporting - Analysis of results by business (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of operating segments [line items]
Net interest income		£ 3,115	£ 3,120
Non-interest income / (expense)		6,579	6,684
Total income		9,694	9,804
Operating costs		(6,065)	(5,952)
UK regulatory levies	[1]	(66)	0
Litigation and conduct		(56)	(34)
Operating expenses		(6,187)	(5,986)
Other net (expense)/income		1	2
Profit/(loss) before impairment		3,508	3,820
Credit impairment (charge)/release		(831)	(688)
Profit before tax		2,677	3,132
Total assets		1,283,964		£ 1,185,166
Total liabilities		1,224,854		1,124,662
Operating segments | Barclays UK Corporate Bank
Disclosure of operating segments [line items]
Net interest income		604	644
Non-interest income / (expense)		308	330
Total income		912	974
Operating costs		(492)	(457)
UK regulatory levies		(30)	0
Litigation and conduct		0	0
Operating expenses		(522)	(457)
Other net (expense)/income		0	2
Profit/(loss) before impairment		390	519
Credit impairment (charge)/release		(23)	60
Profit before tax		367	579
Total assets		64,000		61,600
Total liabilities		87,300		86,800
Operating segments | Barclays Private Bank and Wealth Management
Disclosure of operating segments [line items]
Net interest income		376	377
Non-interest income / (expense)		272	192
Total income		648	569
Operating costs		(454)	(340)
UK regulatory levies		(3)	0
Litigation and conduct		1	0
Operating expenses		(456)	(340)
Other net (expense)/income		0	0
Profit/(loss) before impairment		192	229
Credit impairment (charge)/release		3	(10)
Profit before tax		195	219
Total assets		35,800		32,100
Total liabilities		65,300		61,000
Operating segments | Barclays Investment Bank
Disclosure of operating segments [line items]
Net interest income		654	863
Non-interest income / (expense)		5,905	5,636
Total income		6,559	6,499
Operating costs		(3,963)	(3,956)
UK regulatory levies		(33)	0
Litigation and conduct		(11)	2
Operating expenses		(4,007)	(3,954)
Other net (expense)/income		0	0
Profit/(loss) before impairment		2,552	2,545
Credit impairment (charge)/release		(34)	(102)
Profit before tax		2,518	2,443
Total assets		1,121,900		1,027,600
Total liabilities		1,043,100		948,900
Operating segments | Barclays US Consumer Bank
Disclosure of operating segments [line items]
Net interest income		1,347	1,262
Non-interest income / (expense)		344	337
Total income		1,691	1,599
Operating costs		(807)	(837)
UK regulatory levies		0	0
Litigation and conduct		(4)	(4)
Operating expenses		(811)	(841)
Other net (expense)/income		0	1
Profit/(loss) before impairment		880	759
Credit impairment (charge)/release		(719)	(585)
Profit before tax		161	174
Total assets		32,000		33,400
Total liabilities		21,500		21,200
Head Office
Disclosure of operating segments [line items]
Net interest income		134	(26)
Non-interest income / (expense)		(250)	189
Total income		(116)	163
Operating costs		(349)	(362)
UK regulatory levies		0	0
Litigation and conduct		(42)	(32)
Operating expenses		(391)	(394)
Other net (expense)/income		1	(1)
Profit/(loss) before impairment		(506)	(232)
Credit impairment (charge)/release		(58)	(51)
Profit before tax		(564)	£ (283)
Total assets		30,300		30,500
Total liabilities		£ 7,700		£ 6,800

[1]	Comprises the impact of the BoE levy scheme. Please refer to Financial Review, Other matters for details.